Shareholder Report, Holdings (Details)	Dec. 31, 2024
Fidelity Series Emerging Markets Debt Local Currency Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Emerging Markets Debt Local Currency Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Emerging Markets Debt Local Currency Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Emerging Markets Debt Local Currency Fund | Romania
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Emerging Markets Debt Local Currency Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	84.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Emerging Markets Debt Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Emerging Markets Debt Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Emerging Markets Debt Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Emerging Markets Debt Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Debt Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Emerging Markets Debt Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Emerging Markets Debt Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Emerging Markets Debt Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Emerging Markets Debt Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Emerging Markets Debt Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Emerging Markets Debt Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Emerging Markets Debt Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Emerging Markets Debt Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Debt Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity Series Emerging Markets Debt Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Series Emerging Markets Debt Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Emerging Markets Debt Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Emerging Markets Debt Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Series Emerging Markets Debt Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series Emerging Markets Debt Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Emerging Markets Debt Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Emerging Markets Debt Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Series Emerging Markets Debt Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series Emerging Markets Debt Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Series Emerging Markets Debt Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Emerging Markets Debt Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Emerging Markets Debt Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Debt Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Debt Fund | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Emerging Markets Debt Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Series Emerging Markets Debt Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Series Emerging Markets Debt Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Emerging Markets Debt Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Emerging Markets Debt Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%